Schedule of financial information represents the amount in the financial statements (Details) - USD ($)	4 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Loss for the financial year	$ 6,303
Total assets	1
Total liabilities	(6,303)
Revenue for the financial year
Profit for the financial period	$ (6,303)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets		$ 1,284,502	$ 1,088,385
Current liabilities, representing total liabilities		(5,055,579)	(2,982,923)
Loss for the financial year		2,391,161	729,862
Non-current assets		5,416,431	3,714,511
Total assets		6,700,933	4,802,896
Non-current liabilities		(194,362)	(189,217)
Total liabilities		(5,249,941)	(3,172,140)
Revenue for the financial year		2,403,552	3,594,828
Profit for the financial period		(2,391,161)	(729,862)
Exchange differences		(860)	(414)
Vax Biotech Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets		686	1,815
Current liabilities, representing total liabilities		(2,596)	(2,653)
Net assets of the associate		(1,910)	(838)
Expenses for the financial year		(1,147)	(1,144)
Loss for the financial year		(1,147)	(1,144)
Share of loss of the associate		(344)	(343)
Profit for the financial period		1,147	1,144
Proportion of net assets of the associate		155	82
Exchange differences		(84)	3
Carrying amount of the Group’s interest in associate		71	85
Alps Globemedics Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets		28,413	34,602
Current liabilities, representing total liabilities		(14,263)	(2,469)
Loss for the financial year		16,590	(6,593)
Non-current assets		3,377	4,111
Total assets		31,790	38,713
Non-current liabilities		(759)	(813)
Total liabilities		(15,022)	(3,282)
Net assets of the associate		16,768	35,431
Revenue for the financial year		120,942	138,416
Profit for the financial period		(16,590)	6,593
Share of profit of the associate		(4,977)	1,978
Proportion of net assets of the associate		5,652	11,046
Exchange differences		(622)	(417)
Carrying amount of the Group’s interest in associate		5,030	10,629
Cilo Cybin Holdings Limited [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current assets, representing total assets		3,354,690
Current liabilities, representing total liabilities		(593,538)
Loss for the financial year		(21,809)
Net assets of the associate		2,761,152
Profit for the financial period		21,809
Share of profit of the associate		8,742
Proportion of net assets of the associate		1,118,421
Exchange differences		(154)
Carrying amount of the Group’s interest in associate		$ 1,118,267